SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 13,489	$ 12,651
Translation differences	(471)	838
Balance	$ 13,018	$ 13,489